Revenue from contracts with customers and trade receivables (Details 4) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Statement [Line Items]
Revenue		₨ 214,391	[1]	$ 2,826	₨ 189,722	[1]	₨ 174,600	[1]
India
Statement [Line Items]
Revenue		43,986			36,252		32,089
United States
Statement [Line Items]
Revenue		80,564			76,702		76,028
Russia
Statement [Line Items]
Revenue		20,879			15,816		16,900
Others
Statement [Line Items]
Revenue	[2]	₨ 68,962			₨ 60,952		₨ 49,583

[1]	Revenues for the year ended March 31, 2022 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,255 (as compared to Rs. 6,905 and Rs. 5,910 for the years ended March 31, 2021 and 2020, respectively).
[2]	Others include Germany, the United Kingdom, Ukraine, China, Canada and other countries across the world.